Inventory - Schedule of Inventory (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Inventory [Abstract]
Raw materials	$ 1,836	$ 2,157
Products in process	270	523
Finished goods	514	504
Total inventory	$ 2,620	$ 3,184